Equity Transactions (Details 2)	12 Months Ended
Jun. 30, 2020 $ / shares shares
Option Outstanding	60,000
Option Excersiable	60,000
Stock Option [Member]
Exercise Price | $ / shares	$ 2.8
Option Outstanding	8,000
Weighted Average Contractual Life	4 years 7 months 6 days
Option Excersiable	8,000
Stock Option [Member]
Exercise Price | $ / shares	$ 3.75
Option Outstanding	5,600
Weighted Average Contractual Life	3 years 7 months 6 days
Option Excersiable	5,600
Stock Option [Member]
Exercise Price | $ / shares	$ 6.25
Option Outstanding	11,200
Weighted Average Contractual Life	3 years 7 months 6 days
Option Excersiable	11,200
Stock Option [Member]
Exercise Price | $ / shares	$ 7.5
Option Outstanding	25,600
Weighted Average Contractual Life	5 years 7 months 6 days
Option Excersiable	25,600
Stock Option [Member]
Exercise Price | $ / shares	$ 8.75
Option Outstanding	1,600
Weighted Average Contractual Life	5 years 4 months 24 days
Option Excersiable	1,600
Stock Option [Member]
Exercise Price | $ / shares	$ 12.5
Option Outstanding	4,000
Weighted Average Contractual Life	2 years 7 months 6 days
Option Excersiable	4,000
Stock Option [Member]
Exercise Price | $ / shares	$ 25
Option Outstanding	1,600
Weighted Average Contractual Life	2 years 3 months 18 days
Option Excersiable	1,600
Stock Option [Member]
Exercise Price | $ / shares	$ 26.25
Option Outstanding	4,400
Weighted Average Contractual Life	2 years 9 months 18 days
Option Excersiable	4,400
Stock Option [Member]
Exercise Price | $ / shares	$ 27.5
Option Outstanding	800
Weighted Average Contractual Life	1 year 8 months 12 days
Option Excersiable	800
Stock Option [Member]
Exercise Price | $ / shares	$ 28.75
Option Outstanding	1,600
Weighted Average Contractual Life	2 years 1 month 6 days
Option Excersiable	1,600
Stock Option [Member]
Exercise Price | $ / shares	$ 31.25
Option Outstanding	4,000
Weighted Average Contractual Life	1 year 4 months 24 days
Option Excersiable	4,000